Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000720309
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2012
Managers Special Equity Fund (Prospectus Summary) | Managers Special Equity Fund | Managers Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGSEX
Managers Special Equity Fund (Prospectus Summary) | Managers Special Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSEIX
Managers Bond Fund (Prospectus Summary) | Managers Bond Fund | Managers Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGFIX
Managers Global Income Opportunity Fund (Prospectus Summary) | Managers Global Income Opportunity Fund | Managers Global Income Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGGBX